Distribution of Interest Income by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Disclosure [Line Items]
Interest Income	$ 1,194	$ 1,761	$ 752
Ireland
Segment Reporting Disclosure [Line Items]
Interest Income	762	1,277	175
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Interest Income	364	406	422
U.S.
Segment Reporting Disclosure [Line Items]
Interest Income	18	22	135
Other
Segment Reporting Disclosure [Line Items]
Interest Income	$ 50	$ 56	$ 20